Note 3 - Summary of Significant Accounting Policies - Useful Life of Property, Plant, and Equipment (Details)	12 Months Ended
Nov. 30, 2025
Exploration equipment [Member]
Statement Line Items [Line Items]
Property, plant, and equipment useful life (Year)	5 years
Vehicles [member]
Statement Line Items [Line Items]
Property, plant, and equipment useful life (Year)	5 years
Furniture and fixtures 1 [member]
Statement Line Items [Line Items]
Property, plant, and equipment useful life (Year)	5 years
Computer equipment [member]
Statement Line Items [Line Items]
Property, plant, and equipment useful life (Year)	3 years
Computer software [member]
Statement Line Items [Line Items]
Property, plant, and equipment useful life (Year)	1 year
Bottom of range [member] | Buildings and camp structures [member]
Statement Line Items [Line Items]
Property, plant, and equipment useful life (Year)	5 years
Top of range [member] | Buildings and camp structures [member]
Statement Line Items [Line Items]
Property, plant, and equipment useful life (Year)	20 years